UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6177

Nuveen California Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 6.5% (4.5% of Total Investments)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
$ 485	4.250%, 6/01/21	6/15 at 100.00	BB+	$ 477,856
3,500	5.250%, 6/01/45	6/15 at 100.00	B–	3,094,875
2,150	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	2,007,176
	Bonds, Series 2007A-1, 5.750%, 6/01/47
6,740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	6,026,908
	Bonds, Series 2007A-2, 5.300%, 6/01/37
3,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	B–	3,036,145
	Bonds, Series 2005A-1, 5.375%, 6/01/38
16,375	Total Consumer Staples			14,642,960
	Education and Civic Organizations – 12.0% (8.4% of Total Investments)
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	3,108,840
	5.000%, 12/01/36
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	10/15 at 100.00	Aa3	2,170,640
	5.000%, 10/01/27 – NPFG Insured
1,575	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series 2010,	2/20 at 100.00	Aa3	1,800,257
	5.000%, 2/01/40
170	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A,	10/15 at 100.00	A3	178,816
	5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
120	5.000%, 11/01/21	11/15 at 100.00	A2	130,668
160	5.000%, 11/01/25	11/15 at 100.00	A2	173,274
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	2/13 at 100.00	Aa3	6,022,980
	Projects, Series 1997C, 5.400%, 10/01/22
2,798	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	3,610,539
	Tender Option Bond Trust 1065, 9.296%, 3/01/33 (IF)
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
3,425	5.125%, 5/15/16 – AMBAC Insured	5/13 at 100.00	Aa1	3,503,501
2,375	5.125%, 5/15/17 – AMBAC Insured	5/13 at 100.00	Aa1	2,429,103
1,060	5.000%, 5/15/24 – AMBAC Insured	5/13 at 100.00	Aa1	1,082,239
3,000	5.000%, 5/15/33 – AMBAC Insured	5/13 at 100.00	Aa1	3,062,580
25,683	Total Education and Civic Organizations			27,273,437
	Health Care – 23.1% (16.2% of Total Investments)
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/14 at 100.00	A	3,183,930
	Series 2004G, 5.250%, 7/01/23
3,260	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital Los	7/20 at 100.00	AA–	3,588,086
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
840	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	938,448
	San Diego, Series 2011, 5.250%, 8/15/41
7,765	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	8,698,431
	5.250%, 11/15/46 (UB)
1,270	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	1,557,363
	6.000%, 8/15/42
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
2,950	5.250%, 2/01/27	2/17 at 100.00	BBB	3,146,736
1,750	5.250%, 2/01/46	2/17 at 100.00	BBB	1,831,428
5,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	5,353,250
	West, Series 2005A, 5.000%, 3/01/35
3,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	3,150,240
	Health System, Series 2005A, 5.250%, 7/01/24
2,355	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	2,589,323
	Series 2006, 5.250%, 3/01/45
1,840	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	2,060,009
	Series 2001C, 5.250%, 8/01/31
770	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	11/15 at 100.00	AA–	843,358
	2005A, 5.000%, 11/15/43
948	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	1,563,830
	System, Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	1,028,290
	2005A, 5.000%, 12/01/23
1,785	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	2,116,546
	2008A, 8.250%, 12/01/38
2,400	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	2,676,504
	5.250%, 1/01/42
3,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	3,584,133
	6.000%, 11/01/41
1,250	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+	1,404,763
	Series 2007A, 5.750%, 2/01/41 – AMBAC Insured
2,575	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	3,095,768
	2011, 6.500%, 1/01/41
47,008	Total Health Care			52,410,436
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
1,240	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,390,214
	Series 2010A, 6.400%, 8/15/45
1,255	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	1,350,694
	Series 2012A, 5.500%, 8/15/47
2,495	Total Housing/Multifamily			2,740,908
	Housing/Single Family – 1.4% (0.9% of Total Investments)
1,890	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	BBB	1,908,541
	5.050%, 2/01/29 (Alternative Minimum Tax)
180	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	BBB	188,350
	FGIC Insured (Alternative Minimum Tax)
920	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%, 2/01/42	2/16 at 100.00	BBB	953,129
	(Alternative Minimum Tax)
2,990	Total Housing/Single Family			3,050,020
	Long-Term Care – 0.6% (0.5% of Total Investments)
1,440	California Statewide Community Development Authority, Certificates of Participation, Internext	2/13 at 100.00	BBB	1,445,818
	Group, Series 1999, 5.375%, 4/01/17
	Tax Obligation/General – 30.4% (21.2% of Total Investments)
	California State, General Obligation Bonds, Various Purpose Series 2009:
15,445	6.000%, 11/01/39	11/19 at 100.00	A1	19,515,374
1,505	5.500%, 11/01/39	11/19 at 100.00	A1	1,805,564
5,100	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	6,159,678
	California State, General Obligation Bonds, Various Purpose Series 2011:
2,315	5.000%, 9/01/41	9/21 at 100.00	A1	2,677,668
3,000	5.000%, 10/01/41	10/21 at 100.00	A1	3,473,910
7,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.000%, 4/01/42	4/22 at 100.00	A1	8,154,020
3,250	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	Baa1	3,640,618
	NPFG Insured
20	Riverside Community College District, California, General Obligation Bonds, Series 2004A,	8/14 at 100.00	AA	21,607
	5.250%, 8/01/21 – NPFG Insured
345	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	380,245
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
2,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	2,959,750
	2011, 5.000%, 8/01/41
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	20,005,884
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
82,205	Total Tax Obligation/General			68,794,318
	Tax Obligation/Limited – 39.6% (27.6% of Total Investments)
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	3,198,810
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,000	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	12/13 at 100.00	A2	3,040,980
	Hospital Addition, Series 2001A, 5.000%, 12/01/21 – AMBAC Insured
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	1,213,880
	2009G-1, 5.750%, 10/01/30
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A2	3,512,820
	2012G, 5.000%, 11/01/31
1,390	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aa3	1,493,527
425	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	442,021
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
645	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/13 at 101.00	BBB+	650,057
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	2/13 at 100.00	A+	1,598,397
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
885	Fontana Redevelopment Agency, California, Jurupa Hills Redevelopment Project, Tax Allocation	4/13 at 100.00	A–	890,186
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,175	13.620%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,447,224
825	13.620%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,007,919
1,770	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	N/R	1,850,340
	Series 2006, 5.000%, 9/01/26 – SYNCORA GTY Insured
3,840	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	BB+	3,545,318
	5.000%, 9/01/35 – SYNCORA GTY Insured
810	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	840,164
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/24 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
195	5.000%, 9/01/26	9/16 at 100.00	N/R	201,338
445	5.125%, 9/01/36	9/16 at 100.00	N/R	457,104
770	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	795,618
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
10,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series	9/16 at 100.00	BBB	10,607,599
	2006B, 5.000%, 9/01/31 – FGIC Insured
4,130	Manteca Unified School District, San Joaquin County, California, Special Tax Bonds, Community	3/13 at 100.00	BBB	4,168,657
	Facilities District 89-2, Series 2001C, 5.000%, 9/01/23 – NPFG Insured
440	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	561,330
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,
	Refunding Series 2010:
1,000	5.875%, 3/01/32	3/20 at 100.00	A	1,122,980
1,500	6.000%, 3/01/36	3/20 at 100.00	A	1,721,205
160	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	189,870
	Project, Series 2011, 6.750%, 9/01/40
3,600	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	BBB	4,514,184
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,685	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/13 at 100.00	N/R	1,701,665
	Project, Series 1997, 6.375%, 9/01/17
1,500	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/13 at 100.00	N/R	1,514,715
	Ranch, Series 2004A, 5.625%, 8/15/34
1,000	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area	8/13 at 100.00	A–	1,023,700
	1, Series 2003, 5.000%, 8/01/23 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
150	6.000%, 9/01/33	3/13 at 103.00	N/R	154,964
330	6.125%, 9/01/41	3/13 at 103.00	N/R	340,814
2,630	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,907,781
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
525	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	613,363
	2011A, 5.750%, 9/01/30
370	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	377,452
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
95	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	109,694
	Area, Series 2011B, 6.500%, 10/01/25
1,415	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A–	1,460,351
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
460	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	470,276
	8/01/25 – AMBAC Insured
4,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	A1	4,677,960
	5.400%, 11/01/20 – AMBAC Insured
500	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	592,915
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
80	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	97,157
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
75	7.000%, 8/01/33	2/21 at 100.00	BBB	89,127
95	7.000%, 8/01/41	2/21 at 100.00	BBB	111,433
2,000	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	2/13 at 100.00	AA	2,008,460
	Series 2002B, 5.250%, 6/01/19 – AMBAC Insured
3,535	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/13 at 100.00	AA	3,549,211
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
1,725	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB	1,906,211
	Project, Series 2008B, 6.250%, 8/01/20
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	A–	6,136,260
	5.000%, 2/01/38 – AMBAC Insured
2,840	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	2,897,226
	Series 2003, 5.000%, 6/01/23 – NPFG Insured
5,250	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel	3/13 at 100.00	A	5,297,723
	Community Improvement Projects, Subordinate Lien Series 2000, 5.250%, 9/01/25 – AMBAC Insured
130	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	146,403
	7.000%, 10/01/26
600	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	754,434
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
1,265	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	1,358,711
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
225	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	275,591
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
84,080	Total Tax Obligation/Limited			89,645,125
	Transportation – 10.8% (7.5% of Total Investments)
13,000	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	2/13 at 100.00	A	13,324,739
	1999A, 5.000%, 10/01/29 – NPFG Insured
2,080	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,385,552
	2006F, 5.000%, 4/01/31 (UB)
1,325	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	2,057,606
	Option Bond Trust 3211, 13.548%,10/01/32 (IF)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	6,698,250
	Bonds, Series 1999, 5.875%, 1/15/29
22,905	Total Transportation			24,466,147
	U.S. Guaranteed – 5.8% (4.1% of Total Investments) (4)
960	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	1,031,414
	(Pre-refunded 7/01/14)
3,145	California State, General Obligation Bonds, Series 2004, 5.250%, 4/01/34 (Pre-refunded 4/01/14)	4/14 at 100.00	Aaa	3,352,633
1,500	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A (4)	1,615,080
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
1,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2004C,	7/14 at 100.00	AA (4)	1,618,020
	5.250%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured
2,285	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AA- (4)	2,474,015
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
585	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	BBB (4)	655,662
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	Aa2 (4)	2,074,920
	Series 2003E, 5.250%, 7/01/24 – AGM Insured
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A:
225	5.125%, 5/15/16 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (4)	230,063
110	5.125%, 5/15/17 (Pre-refunded 5/15/13) – AMBAC Insured	5/13 at 100.00	Aa1 (4)	112,475
12,310	Total U.S.Guaranteed			13,164,282
	Utilities – 3.0% (2.1% of Total Investments)
2,250	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	2,811,893
	2007A, 5.500%, 11/15/37
740	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	N/R	767,513
	9/01/31 – SYNCORA GTY Insured
3,210	Turlock Irrigation District, California, Electric Revenue Bonds, Series 2003A, 5.000%, 1/01/16 –	1/13 at 100.00	A+	3,222,166
	NPFG Insured
6,200	Total Utilities			6,801,572
	Water and Sewer – 8.8% (6.2% of Total Investments)
520	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	574,844
	5.000%, 4/01/36 – NPFG Insured
6,250	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A,	1/21 at 100.00	AA	7,580,125
	5.250%, 7/01/39
3,015	Oxnard Financing Authority, California, Wastewater Revenue Bonds, Series 2003, 5.000%, 6/01/17 –	6/13 at 100.00	BBB	3,078,526
	FGIC Insured
7,170	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	8,757,580
	Series 2010A, 5.250%, 5/15/28
16,955	Total Water and Sewer			19,991,075
$ 320,646	Total Investments (cost $289,341,348) – 143.2%			324,426,098
	Floating Rate obligations – (2.5)%			(5,735,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (42.2)% (5)			(95,600,000)
	Other Assets Less Liabilities – 1.5%			3,463,175
	Net Assets Applicable to Common Shares – 100%			$ 226,554,273

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:*
Municipal Bonds	$ —	$324,426,098	$ —	$324,426,098
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $283,312,371.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$37,101,972
Depreciation	(1,724,745)
Net unrealized appreciation (depreciation) of investments	$35,377,227

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013